Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Operating activities
Net loss	$ (29,934)	$ (126,461)
Adjustments to reconcile net loss to net cash provided by operating activities:
Asset impairment	1,548	386
Depreciation and amortization	106,957	91,851
Gain on sale or disposal of assets, net	(4,109)	(46)
Income from joint venture	(388)	(223)
Loss on refinance of debt	953
Loss on settlement of warrants	149
Amortization of deferred financing costs	3,502	3,431
Amortization of deferred rent incentive	(281)	(1,766)
Non-cash interest expense on capital lease obligation	5,098	6,986
Amortization of deferred sale lease-back gain	(1,015)	(1,204)
Deferred income taxes	(6,879)	(1,418)
Stock based compensation	50,236	3,164
Distributions from joint venture	401	210
Change in fair value of earnout liability	25,800
Change in fair value of warrant liability	26,840
Changes in assets and liabilities, net of business acquisitions:
Accounts receivable and notes receivable, net	(1,928)	458
Inventories	(1,925)	(137)
Prepaids, other current assets and other assets	(6,301)	(2,184)
Accounts payable and accrued expenses	(409)	40,073
Other current liabilities	6,677	725
Other long-term liabilities	2,678	44,387
Net cash provided by operating activities	177,670	58,232
Investing activities
Purchases of property and equipment	(162,371)	(43,137)
Proceeds from sale of property and equipment	17,105	1,273
Purchases of intangible assets	(2,427)	(60)
Proceeds from sale of intangibles		140
Acquisitions, net of cash acquired	(72,652)	(4,892)
Net cash used in investing activities	(220,345)	(46,676)
Financing activities
Repurchase of Series A preferred stock – Old Bowlero	(145,298)
Proceeds from issuance of Series A preferred stock	95,000
Proceeds from issuance of Class A common stock to Isos investors	94,413
Transaction costs related to Merger recapitalization	(20,670)
Proceeds from PIPE Investment	150,604
Proceeds from Forward Investment	100,000
Payment to existing shareholders of Old Bowlero	(226,000)
Consideration paid to existing option holders of Old Bowlero	(15,467)
Repurchase of treasury stock	(31,463)
Repurchase of warrants	(5,375)
Payment of long-term debt	(10,263)	(8,211)
Payment of First Lien Credit Facility Revolver	(39,853)
Proceeds from Incremental Liquidity Facility		45,000
Payment of Incremental Liquidity Facility	(45,000)
Payments of deferred financing costs	(977)	(1,984)
Payments for tax withholdings on share-based awards	(503)
Proceeds from New Revolver	86,434
Construction allowance receipts	2,282
Net cash (used in) provided by financing activities	(12,136)	34,805
Effect of exchange rates on cash	(46)	27
Net (decrease) increase in cash and equivalents	(54,857)	46,388
Cash and cash equivalents at beginning of year	187,093	140,705
Cash and cash equivalents at end of year	$ 132,236	$ 187,093